SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184


                                                      August 17, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549



   RE: AllianceBernstein Emerging Market Debt Fund, Inc. (the "Fund")
       (File Nos. 33-72460 and 811-08188)


Dear Sir or Madam:

     Attached for filing is the Fund's Registration Statement on Form N-14 in connection with the Fund's acquisition of all of the assets and all of the liabilities of AllianceBernstein Corporate Bond Portfolio, a series of AllianceBernstein Bond Fund, Inc., and AllianceBernstein High Yield Fund, Inc. This Registration Statement is filed pursuant to Rule 488 under the 1933 Act.

     If you have any questions regarding the filing, you can contact Kathleen Clarke or the undersigned at 202-737-8833.


                                                      Sincerely,

                                                      /s/ Young Seo
                                                      -----------------
                                                          Young Seo


cc:        Kathleen Clarke




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